Leases - Lease Terms and Discount Rates (Details)	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Weighted-average remaining lease term (in years)
Operating leases	6 years 9 months 18 days	7 years	6 years 9 months 18 days
Finance leases	9 years 4 months 24 days	10 years
Weighted-average discount rate
Operating leases	7.40%	6.00%	6.40%
Finance leases	8.30%	8.40%	0.00%